Intangible assets, airport concessions and goodwill - Net: - Movements of intangible assets of airport concessions (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Intangible assets:
Intangible assets and goodwill	$ 49,310,063
Intangible assets and goodwill	55,886,163	$ 49,310,063
Gross carrying amount
Intangible assets:
Intangible assets and goodwill	49,310,063	52,658,081
Foreign currency translation	4,453,589	(2,606,466)
Additions	2,122,511	741,552
Intangible assets and goodwill	55,886,163	49,310,063
Accumulated amortization
Intangible assets:
Intangible assets and goodwill	(18,970,087)	(17,392,821)
Foreign currency translation	(1,194,291)	431,204
Additions	(2,250,734)	(2,008,470)
Intangible assets and goodwill	(22,415,112)	(18,970,087)
Concessions (Regulated Activity)
Intangible assets:
Intangible assets and goodwill	58,504,094	56,442,841
Foreign currency translation	3,784,683	(1,830,087)
Additions	245,120	74,853
Transfers	1,849,882	3,816,487
Intangible assets and goodwill	64,383,779	58,504,094
Contracts assets
Intangible assets:
Intangible assets and goodwill	1,424,292	3,993,438
Foreign currency translation	127,992	(55,292)
Additions	2,848,300	1,302,633
Transfers	(1,849,882)	(3,816,487)
Intangible assets and goodwill	2,550,702	1,424,292
Contractor advance
Intangible assets:
Intangible assets and goodwill	214,245	378,097
Foreign currency translation	20	41
Additions	1,191,928
Additions		(163,893)
Intangible assets and goodwill	1,406,193	214,245
Licences and ODC
Intangible assets:
Intangible assets and goodwill	472,764	419,439
Additions	87,897	53,325
Intangible assets and goodwill	560,661	472,764
Commercial Right's (Unregulated Activity)
Intangible assets:
Intangible assets and goodwill	5,515,570	6,347,709
Foreign currency translation	1,260,707	(832,139)
Intangible assets and goodwill	6,776,277	5,515,570
Goodwill
Intangible assets:
Intangible assets and goodwill	2,149,185	2,469,378
Foreign currency translation	474,478	(320,193)
Intangible assets and goodwill	2,623,663	$ 2,149,185
Terminal building 1 at Cancun Airport
Intangible assets:
Additions	913,765
Terminal building 4 at Cancun Airport
Intangible assets:
Additions	350,430
Villahermosa Airport
Intangible assets:
Additions	70,547
Terminal D at Aerostar
Intangible assets:
Additions	218,057
Rest of the group's airports
Intangible assets:
Additions	297,083
Terminal 1 at Cancun airport
Intangible assets:
Additions	510,418
Terminal D at Puerto Rico.
Intangible assets:
Additions	$ 280,213